UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   May 14, 2007


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 82


Form 13F Information Table Value Total: $137,179





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2290    29960 SH       SOLE                    26035              3925
Altria Group                   COM              02209S103     2352    26789 SH       SOLE                    24714              2075
American Int'l Group           COM              026874107     2044    30406 SH       SOLE                    25956              4450
Anheuser-Busch                 COM              035229103     6101   120904 SH       SOLE                   100530             20374
Apollo Group Cl A              COM              037604105      539    12275 SH       SOLE                     8275              4000
Arrow International            COM              042764100      418    13000 SH       SOLE                     9500              3500
Avon Products                  COM              054303102     2113    56700 SH       SOLE                    49100              7600
Berkshire Hathaway A           COM              084670108     4905       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     8529     2343 SH       SOLE                     2097               246
Block (H&R)                    COM              093671105      966    45900 SH       SOLE                    44800              1100
Cablevision Systems            COM              12686C109     1947    63987 SH       SOLE                    49796             14191
Cadbury Schweppes              COM              127209302     2464    47965 SH       SOLE                    43790              4175
Citigroup, Inc.                COM              172967101     4449    86658 SH       SOLE                    72999             13659
Clarcor, Inc.                  COM              179895107      207     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2338    48715 SH       SOLE                    42765              5950
Comcast A SPCL                 COM              20030N200     3779   148366 SH       SOLE                   120616             27750
Comcast Corp. A                COM              20030N101      384    14808 SH       SOLE                    14808
ConocoPhillips                 COM              20825C104      409     5991 SH       SOLE                     5595               396
Cost-U-Less, Inc.              COM              221492101       99    11000 SH       SOLE                    11000
Costco Wholesale               COM              22160K105     1406    26115 SH       SOLE                    24415              1700
Diageo PLC ADR                 COM              25243Q205     1017    12565 SH       SOLE                    11965               600
Dress Barn                     COM              261570105      414    19900 SH       SOLE                    19900
Educate, Inc.                  COM              28138p100      138    18000 SH       SOLE                    18000
Expedia, Inc.                  COM              30212p105      588    25349 SH       SOLE                    25349
ExxonMobil Corp.               COM              30231G102     2734    36234 SH       SOLE                    24654             11580
Fulton Financial               COM              360271100      731    50328 SH       SOLE                    50328
Gannett Co.                    COM              364730101     1222    21716 SH       SOLE                    17941              3775
General Electric               COM              369604103      357    10100 SH       SOLE                     8500              1600
Genuine Parts                  COM              372460105      347     7090 SH       SOLE                     6290               800
Harley Davidson                COM              412822108      786    13375 SH       SOLE                    13150               225
Helmerich & Payne              COM              423452101      200     6600 SH       SOLE                     6600
Hershey Company                COM              427866108      358     6555 SH       SOLE                     3555              3000
Home Depot                     COM              437076102      769    20930 SH       SOLE                    18630              2300
IAC/InterActive Corp.          COM              45840Q101      428    11349 SH       SOLE                    11349
Int'l Game Tech.               COM              459902102     1218    30175 SH       SOLE                    26425              3750
J & J Snack Foods              COM              466032109      383     9700 SH       SOLE                     9700
Johnson & Johnson              COM              478160104     3893    64610 SH       SOLE                    52685             11925
Journal Register               COM              481138105       86    14500 SH       SOLE                    14500
Laboratory Corp.               COM              50540R409      567     7800 SH       SOLE                     7100               700
Liberty Capital A              COM              53071m302     1489    13467 SH       SOLE                    10488              2979
Liberty Interactive A          COM              53071m104     1594    66934 SH       SOLE                    52037             14897
Lindsay Corp.                  COM              535555106      264     8300 SH       SOLE                     8300
Loews Corp.                    COM              540424108      660    14525 SH       SOLE                     9525              5000
Manpower, Inc.                 COM              56418H100      333     4515 SH       SOLE                     4515
Marathon Oil                   COM              565849106      287     2900 SH       SOLE                     2900
Martin Marietta Matrls.        COM              573284106     3359    24846 SH       SOLE                    19096              5750
McGrath Rentcorp               COM              580589109      238     7500 SH       SOLE                     7500
Medical Services Intl          COM              58463C101        0  4000000 SH       SOLE                  4000000
Mercury General                COM              589400100      721    13600 SH       SOLE                    11225              2375
Met-Pro Corp.                  COM              590876306      186    12800 SH       SOLE                    12800
Microsoft Corp.                COM              594918104     5180   185865 SH       SOLE                   151065             34800
Mile Marker Int'l              COM              599214202       58    35300 SH       SOLE                    35300
Mohawk Industries              COM              608190104     6283    76575 SH       SOLE                    65675             10900
Nabors Industries Ltd.         COM              g6359f103      216     7275 SH       SOLE                     7275
Nat'l Penn Bancshares          COM              637138108      335    17748 SH       SOLE                    15976              1772
Nestle Reg ADR                 COM              641069406     4154    42865 SH       SOLE                    36315              6550
Nutraceutical Int'l Corp.      COM              67060Y101      229    13900 SH       SOLE                    13900
PepsiCo, Inc.                  COM              713448108      313     4921 SH       SOLE                     4921
Pfizer, Inc.                   COM              717081103     1335    52851 SH       SOLE                    31052             21799
Pioneer Nat'l Res. Co.         COM              723787107      531    12325 SH       SOLE                     8150              4175
Procter & Gamble               COM              742718109      673    10655 SH       SOLE                     8730              1925
Progressive Corp.              COM              743315103     7828   358775 SH       SOLE                   281425             77350
Radio One Inc. Cl D            COM              75040P405      158    24450 SH       SOLE                    24450
Respironics Inc.               COM              761230101      336     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      235    32400 SH       SOLE                    32400
Scripps (E.W.) Co.             COM              811054204     2767    61935 SH       SOLE                    54485              7450
Sovereign Bancorp              COM              845905108     1281    50347 SH       SOLE                    50347
T J X Companies                COM              872540109     4327   160500 SH       SOLE                   134800             25700
Telephone & Data Sys.          COM              879433100     1823    30575 SH       SOLE                    26900              3675
Thor Industries                COM              885160101      678    17225 SH       SOLE                    15625              1600
Tiffany & Company              COM              886547108     3840    84440 SH       SOLE                    76515              7925
Time Warner                    COM              887317105      623    31582 SH       SOLE                    29582              2000
Tyco International             COM              902124106     2266    71825 SH       SOLE                    57600             14225
United Health Group            COM              91324P102     3048    57540 SH       SOLE                    46515             11025
Unitrin, Inc.                  COM              913275103      572    12150 SH       SOLE                     7550              4600
Wachovia Corp.                 COM              929903102     2367    42993 SH       SOLE                    42993
Wal-Mart Stores                COM              931142103     3186    67868 SH       SOLE                    57893              9975
Washington Post Cl B           COM              939640108     5490     7190 SH       SOLE                     5997              1193
Watts Water Tech.              COM              942749102      228     6000 SH       SOLE                     6000
Wells Fargo                    COM              949746101     1511    43879 SH       SOLE                    31460             12419
Whirlpool Corp.                COM              963320106     1944    22900 SH       SOLE                    18400              4500
Wrigley (Wm.), Jr.             COM              982526105      255     5000 SH       SOLE                     5000
